Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash and Cash Equivalents
As of December 31, 2021 and 2020, cash and cash equivalents were as follows:

	2021		2020
Cash on hand and in banks (i)(ii)	Ps.	41,520,864	Ps.	20,211,875
Highly liquid investments (iii)		34,985,583		19,777,906

	Ps.	76,506,447	Ps.	39,989,781

(i)	Cash on hand and in banks is primarily composed of cash in banks.
(ii)
As of December 31, 2021, includes Ps. 15,461,286 in cash allocated to the retirement plan of benefits to employees. These resources are obtained from the collection of Government Bonds that will be transferred exclusively to the Fideicomiso Fondo Laboral Pemex (“Pemex Labor Fund” or “FOLAPE”) for the payment of obligations related to pensions and retirement plans.

(iii)	Mainly composed of short-term Mexican Government investments.